Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases Disclosure [Line Items]
2013	¥ 670
2014	318
2015	163
2016	118
2017	39
2018 and thereafter	34
Total minimum lease payments	1,342
Less-Amount representing interest	(34)
Present value of net minimum lease payments	1,308
Less-Current obligations	(652)
Long-term capital lease obligations	¥ 656